Interest Rate Benchmark Reform	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Interest Rate Benchmark Reform
47	INTEREST RATE BENCHMARK REFORM
The Group put in place a Group-wide interbank offered rate (“IBOR”) transition project team in May 2019 involving all the Group’s business lines and functions. This project team’s objective was to provide smooth and efficient global coordination for the transition from IBORs to alternative reference rates, expected to take place by the end of 2021 or mid-2023.
The project team formed working groups and work streams based on each region’s background for the IBOR transition project. The working groups and work streams executed the plans based on each region’s background for the IBOR transition project, while taking into consideration the common objective and achievement globally. As of March 31, 2022, necessary system developments and most of the transition from the London Interbank Offered Rate (“LIBOR”) settings ceasing at the end of 2021 to alternative reference rates, which were included in the project team’s primary tasks, were completed. The planning departments of each business line took over the role from the project teams and continued to engage with customers during the fiscal year ended March 31, 2023. As of March 31, 2023, the Group had completed all of the transition from the LIBOR settings ceasing at the end of 2021 to alternative reference rates.
Interest rate benchmark reform exposes the Group to various risks. The key risks identified include conduct risk, litigation risk, operational risk, market risk and accounting risk. Although those risks have not materialized at March 31, 2024, the progress continues to be monitored and particular attention continues to be paid to the remaining contracts referencing synthetic USD LIBOR which will cease to be published on September 30, 2024.
As of March 31, 2024, as a result of efforts, including negotiation of contracts with customers and taking part in large scale transition events at Central Counterparty Clearing Houses such as London Clearing House, the Group had transitioned most of its financial instruments referencing the USD LIBOR settings which ceased as of June 30, 2023. The remaining contracts subject to remediation mainly consist of the contracts that will switch to using alternative reference rates at the next reset after March 31, 2024. They also include, to a limited extent, the contracts referencing synthetic USD LIBOR that the Group utilized as a temporary solution. The Group continues to engage with customers to remediate them.

The following table shows quantitative information about financial instruments that have yet to be referencing the USD LIBOR at March 31, 2024 and 2023. The amounts in the table below are the aggregation of the amounts used for regulatory reporting of SMFG, SMBC, SMBC’s subsidiaries and SMBC Nikko Securities.

	At March 31, 2024	At March 31, 2023

	(In billions)
Carrying amount of non-derivative financial assets	¥2,132	¥9,568
Carrying amount of non-derivative financial liabilities	—	1,351
Derivative notional amounts (1)	928	247,066

(1)	The amounts of hedging instruments directly affected by the interest rate benchmark reform were nil and ¥4,716 billion at March 31, 2024 and 2023, respectively.